Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net profit for the year	¥ 108,143	¥ 144,197	¥ 317,038
Depreciation and amortization	761,396	728,002	664,400
Impairment losses	106,529	150,017	64,394
Equity-settled share-based compensation	72,867	70,871	60,672
Loss on sales and disposal of property, plant and equipment	4,495	6,052	10
Gain on divestment of business and subsidiaries	(10,198)	(7,832)	(6,807)
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements, net	(602)	20,757	3,991
Finance (income) and expenses, net	163,516	167,757	106,785
Share of loss (profit) of investments accounted for using the equity method	3,986	(6,473)	8,630
Income tax expenses (benefit)	66,941	(91,406)	58,052
Changes in assets and liabilities:
Decrease (increase) in trade and other receivables	(58,959)	15,104	75,127
Increase in inventories	(34,973)	(115,743)	(79,155)
Decrease in trade and other payables	(7,118)	(9,895)	(84,804)
Increase (decrease) in provisions	45,166	(126,901)	31,899
Increase (decrease) in other financial liabilities	(3,488)	(18,568)	31,669
Other, net	(10,107)	(7,556)	(88,778)
Cash generated from operations	1,207,595	918,383	1,163,122
Income taxes paid	(170,589)	(219,941)	(198,439)
Tax refunds and interest on tax refunds received	20,176	17,902	12,473
Net cash from operating activities	1,057,182	716,344	977,156
Cash flows from investing activities:
Interest received	17,660	11,161	5,054
Dividends received	635	13,191	3,562
Acquisition of property, plant and equipment	(200,795)	(175,420)	(140,657)
Proceeds from sales of property, plant and equipment	78	8,606	962
Acquisition of intangible assets	(147,046)	(305,310)	(493,032)
Acquisition of option to license	(31,784)	0	0
Acquisition of investments	(97,536)	(6,766)	(10,151)
Proceeds from sales and redemption of investments	29,442	8,021	22,254
Acquisition of shares in associates	(1,004)	0	0
Proceeds from sales of shares in associates	57,691	0	0
Proceeds from sales of business, net of cash and cash equivalents divested	20,556	19,959	7,958
Payments for the settlement of forward exchange contracts designated as net investment hedges	(13,847)	(33,300)	0
Other, net	(1,111)	(4,003)	(3,052)
Net cash used in investing activities	(367,060)	(463,862)	(607,102)
Cash flows from financing activities:
Net increase in short-term loans and commercial papers	27,490	277,000	40,000
Proceeds from issuance of bonds and long-term loans	1,024,460	100,000	75,000
Repayments of bonds and long-term loans	(1,321,090)	(320,901)	(356,670)
Proceeds from the settlement of cross currency interest rate swaps related to bonds and loans	46,880	60,063	0
Acquisition of treasury shares	(51,860)	(2,326)	(26,929)
Interest paid	(112,984)	(100,375)	(108,555)
Dividends paid	(302,498)	(287,188)	(279,416)
Repayments of lease liabilities	(45,174)	(54,586)	(43,401)
Other, net	(16,647)	(26,102)	(9,178)
Net cash used in financing activities	(751,425)	(354,416)	(709,148)
Net decrease in cash and cash equivalents	(61,303)	(101,934)	(339,094)
Cash and cash equivalents at the beginning of the year	457,800	533,530	849,695
Effects of exchange rate changes on cash and cash equivalents	(11,385)	26,204	22,929
Cash and cash equivalents at the end of the year (Consolidated statements of financial position)	¥ 385,113	¥ 457,800	¥ 533,530